UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier California Tax Exempt Bond Fund, Inc.
February 28, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.0%	Rate (%)	Date	Amount ($)	Value ($)

California--93.4%
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.50	7/1/19	1,010,000	1,042,684
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.60	7/1/38	5,815,000	5,966,946
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Sansum-Santa Barbara Medical
Foundation Clinic)	5.50	4/1/21	3,500,000	3,735,410
Alameda County,
COP (Insured; MBIA)	6.88	12/1/13	10,000,000 a,b	10,835,400
Anaheim Public Finance Authority,
Tax Allocation Revenue
(Insured; MBIA)	6.45	12/28/18	26,000,000	27,062,620
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/25	17,675,000	19,101,372
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/26	14,500,000	15,647,240
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,714,220
California,
GO	5.00	3/1/25	10,000,000	10,715,000
California,
GO	5.25	2/1/30	25,700,000	27,128,149
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,178,312
California,
GO (Various Purpose)	5.00	12/1/21	10,000,000	10,830,200
California,
GO (Various Purpose)	5.50	4/1/28	50,000	55,092
California,
GO (Veterans)	5.05	12/1/36	14,500,000	15,103,925
California Department of Veteran
Affairs, Home Purchase Revenue	5.50	12/1/19	4,405,000	4,651,988
California Department of Veteran
Affairs, Home Purchase Revenue	4.50	12/1/23	10,000,000	10,138,600
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,680,000	5,684,771
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 c	11,175,600
California Department of Water

Resources, Water System
Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	10,757,500
California Educational Facilities
Authority, Revenue (Claremont
Graduate University)	5.00	3/1/37	3,000,000	3,141,960
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	1,275,000	1,294,648
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 c	33,010,017
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 c	10,204,218
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000	8,699,214
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 c	252,132
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,687,264
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	7,500,000	7,588,275
California Housing Finance Agency,
MFHR (Insured; AMBAC)	6.15	8/1/22	1,845,000	1,884,243
California Housing Finance Agency,
SFMR	6.30	8/1/24	520,000	525,346
California Housing Finance Agency,
SFMR	6.45	8/1/25	160,000	161,744
California Housing Finance Agency,
SFMR (Collateralized; FHA and
Insured; AMBAC)	6.25	8/1/14	195,000	196,954
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	23,337,078
California Pollution Control
Financing Authority, PCR	8.77	6/1/14	11,000,000 a,b	12,546,215
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	8.77	6/1/14	48,330,000 a,b	55,123,506
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	5.80	12/1/16	2,000,000	2,002,560
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of

California, Inc. Project)	6.75	9/1/19	600,000	603,564
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill Co.
Project)	6.88	11/1/27	1,000,000	1,006,070
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA)	6.50	9/1/17	13,000,000	15,390,440
California Public Works Board,
LR (Department of Health
Services, Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	11,798,074
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/28	10,005,000	10,963,479
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,426,450
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 c	3,930,885
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 c	2,807,775
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 c	5,896,327
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 c	3,059,446
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,220,000	1,330,532
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	20,422,400
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	11,880,000	12,352,586
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	8,731,269
California Statewide Communities
Development Authority, Revenue

(Daughters of Charity Health
System)	5.25	7/1/35	23,225,000	24,531,406
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	14,288,400
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.25	3/1/45	15,000,000	16,003,050
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	15,121,820
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	16,251,802
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	17,689,707
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000 c	5,889,730
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,247,536
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	4,168,800
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/30	5,000,000	5,253,400
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/31	18,500,000	19,474,765
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000	2,941,200
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	10,965,000
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,189,810
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	12,237,826
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,

North Richmond, Bay Point,
Oakley and Rodeo Redevlopment
Projects Areas)	5.45	8/1/28	2,720,000	2,844,005
Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,918,464
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000	13,613,400
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,417,791
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000	1,380,564
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,420,600
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	14,820,648
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	500,000	525,995
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	3,400,000 c	3,589,652
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	4,000,000 c	4,223,120
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	11,295,000 c	11,925,035
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,069,600
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,678,750
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 c	5,499,850
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	14,770,000	16,940,747
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000 c	10,196,730
La Quinta Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	5.00	9/1/29	12,400,000	13,168,428
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	511,155
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/17	8,385,000	9,846,589

Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/20	20,000,000	21,830,400
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,559,428
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/17	5,500,000	6,000,390
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/18	5,510,000	5,995,762
Murrieta Unified School District
(Insured; FGIC)	0.00	9/1/21	4,950,000	2,716,065
Natomas Unified School District
(Insured; MBIA)	5.95	9/1/21	2,500,000	2,986,500
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 c	834,539
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 c	510,120
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	32,245,224
Oakland Unified School District
(Insured; FGIC)	5.25	8/1/24	17,275,000	18,483,386
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 c	1,661,648
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 c	3,264,600
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,428,587
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,335,280
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,696,181
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,117,030
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	3,339,990
Port of Oakland,
Revenue (Insured; FGIC)	5.38	11/1/27	18,920,000	20,183,478
Rancho Cucamonga Redevelopment

Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA)	5.38	9/1/25	7,485,000	7,959,624
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/29	10,430,000	11,481,031
Redwood Empire Financing
Authority, COP	6.40	12/1/23	2,215,000	2,229,154
Riverside County,
SFMR (Collateralized; GNMA)	7.80	5/1/21	1,250,000	1,731,000
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	8.02	12/1/13	4,670,000 a,b	5,031,481
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	8.02	12/1/14	5,140,000 a,b	5,537,862
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	3,052,833
Sacramento County Housing
Authority, MFHR (Cottage
Estate Apartments)
(Collateralized; FNMA)	6.00	2/1/33	1,000,000	1,054,930
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,770,817
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,654,200
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 c	4,075,918
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,390,073
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	5,458,686
San Diego Unified School District
(Insured; FGIC)	0.00	7/1/17	2,325,000	1,535,035
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,107,355
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,829,000
San Joaquin Hills Transportation
Corridor Agency, Toll Road

Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	16,513,509
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)	5.25	8/1/08	1,000,000 c	1,043,200
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	13,646,784
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,921,811
South Placer Authority,
Wastewater Revenue (Insured;
FGIC)	5.25	11/1/10	1,000,000 c	1,068,790
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/16	4,000,000	4,352,560
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/18	8,085,000	8,800,118
Stockton,
Health Facilities Revenue
(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,030,710
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corp.)	5.38	6/1/38	20,000,000	20,934,600
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	512,280
Trustees of the California State
University, Systemwide Revenue
(Insured; AMBAC)	5.00	11/1/19	10,000,000	10,833,800
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/08	31,475,000 c	32,578,514
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,697,557
Ventura County Community College
District (Insured; MBIA)	5.50	8/1/23	4,250,000	4,644,443
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,756,660
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	13,339,265
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/12	10,090,000 c	11,211,504
U.S. Related--7.6%
Puerto Rico Highways and

Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,126,295
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 c	2,165,860
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/25	8,740,000 d	10,176,419
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/26	12,000,000 d	14,024,880
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.21	7/1/38	2,000,000 a,b	2,055,850
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,724,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	40,000,000	42,868,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	6.06	7/1/15	2,000,000 a,b	2,043,910
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,846,604
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	2,078,060
Total Long-Term Municipal Investments
(cost $1,182,753,127)				1,259,829,665

Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)	Value ($)

California;
California,
Economic Recovery Bonds (LOC;
BNP Paribas)	3.58	3/1/07	10,900,000 e	10,900,000
California,
Economic Recovery Bonds (LOC;
Citibank NA)	3.58	3/1/07	2,000,000 e	2,000,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.53	3/1/07	25,650,000 e	25,650,000
Total Short-Term Municipal Investments
(cost $38,550,000)				38,550,000
Total Investments (cost $1,221,303,127)			104.1%	1,298,379,665
Liabilities, Less Cash and Receivables			(4.1%)	(51,515,743)

Net Assets	100.0%	1,246,863,922

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $93,174,224 or 7.5% of net assets.
b	Collateral for floating rate borrowings.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)